Schedule of changes in intangible assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	R$ 5,166,439	R$ 5,089,640
Amortization	(2,337,138)	(2,260,949)
Net	2,829,301	2,828,691
Goodwill based on expected future profitability
IfrsStatementLineItems [Line Items]
Cost	3,187,678	3,187,678
Amortization	(1,128,804)	(1,128,804)
Net	2,058,874	2,058,874
Brand names [member]
IfrsStatementLineItems [Line Items]
Cost	504,428	499,515
Amortization	(223,752)	(214,455)
Net	280,676	285,060
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost	1,082,087	1,010,201
Amortization	(733,537)	(683,157)
Net	348,550	327,044
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost	392,246	392,246
Amortization	(251,045)	(234,533)
Net	R$ 141,201	R$ 157,713